UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  December 1, 2002 - November 30, 2003
                         -----------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                         EAGLE GROWTH SHARES, INC.

PRESIDENT'S LETTER - January 7, 2004

The well-publicized "scandals" bedeviling the mutual fund industry over the past few months have shocked us all. They are especially noteworthy, because American mutual funds enjoyed a blemish free reputation. No more. While the problems involve very small amounts of money, as a percentage of assets, there is no excuse for the actions of the offending few. Most of the funds experiencing problems were international funds, holding securities traded in other parts of the world.

We have executed the business of your fund with the high ethical and professional standards we know you expect of us. We will continue to do so.

Another issue bringing negative attention to mutual funds is short-term Trading of fund shares. This may disadvantage long-term shareholders. Eagle Growth Shares has not encountered this problem; we view mutual fund shares to be an intelligent medium for long term investment and not appropriate for short term trading. The industry is developing uniform standards to offset the negative impact of "timers".

The one - two punches of low interest rates and the President's tax cut are achieving their intended result - an economy that surprises the experts with its strength. Stocks have surged in response to cork-popping numbers.

Underneath the euphoria, Wall Street casts a worried eye on the hard realities of terrorism, inflationary pressure, a falling dollar, slow job growth, and heavy consumer debt. The companies in the S & P 500 index are trading at nearly 27 times trailing twelve months earnings. Historically they have averaged approximately 16 times. Very strong earnings growth will be required for earnings to catch up to prices.

During the second year of an economic recovery, stocks have averaged a 13% return since 1942. We would be very happy with such performance. We expect a gradual shift as the year progresses from tech and cyclical stocks to defensive issues such as medical products, food and health care. It will be a stock picker's market.

During the last half of the fiscal year, we made new investments in Cardinal Healthcare, a provider of products and services to the healthcare industry; Movie Gallery, Inc., a renter and seller of video cassettes, DVDs, and video games in rural and secondary markets; Health Net, Inc., a provider of healthcare services to 5.4 million people in 15 states; and Capital One Financial Corporation, a provider of consumer lending primarily through credit cards.

We continue to search for opportunities to grow our portfolio.


                                        Very truly yours,
                                        /s/ Donald H. Baxter
                                        Donald H. Baxter
                                        President

Comparison of the change in value of $10,000 investment in Eagle Growth Shares and the Standard & Poor's 500 Composite Stock Index*

The printed report shows a line graph with the following points.
            EAGLE       S&P
            GROWTH      500
            SHARES      INDEX*
11/30/93	$10,000 	$10,000
11/30/94	$7,846 	$10,105
11/30/95	$9,221 	$13,841
11/30/96	$10,495 	$17,698
11/30/97	$11,924 	$22,744
11/30/98	$11,714 	$28,125
11/30/99	$11,958 	$34,003
11/30/00	$12,384 	$32,568
11/30/01	$15,168 	$28,588
11/30/02	$14,232 	$23,867
11/30/03	$17,628 	$27,468


      Average Annual Total Returns as of 11/30/03

                        1 Year      5 Years     10 Years
                        --------------------------------
N.A.V Only              23.85%      8.52%       6.69%
S.E.C. Standardized**   13.33%      6.61%       5.75%

The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than their original cost. Past performance is not predictive of future performance. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares

 * The Standard & Poor's 500 Composite Stock Index is a widely recognized unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends.

** The maximum sales charge of 8.5% was taken from the initial investment when calculating the SEC standardized return figures.

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS  - NOVEMBER 30, 2003

 Shares                                                              Value
--------                                                           ----------
                            COMMON STOCKS - 94.3%
                           AEROSPACE/DEFENSE -1.0%
   750     *Alliant Techsystems Inc............................... $   38,273
                                                                   ----------
                     BUSINESS SUPPLIES & SERVICES - 4.3%
 6,000      Harland (John H.) Co.  ...............................    164,400
                                                                   ----------
                       COMMUNICATIONS EQUIPMENT - 6.7%
11,250     *Brightpoint, Inc. ....................................    252,787
                                                                   ----------
                             CONSTRUCTION - 7.9%
 5,200      Chicago Bridge & Iron Co. N.V. .......................    138,840
 1,500      Lennar Corp. Cl "A" ..................................    146,850
   150      Lennar Corp. Cl "B"  .................................     13,986
                                                                   ----------
                                                                      299,676
                                                                   ----------
                          FINANCIAL SERVICES - 3.2%
 2,000      Capital One Financial Corp. ..........................    119,440
                                                                   ----------
                          FOOD DISTRIBUTION - 5.2%
 5,000     *Performance Food Group Co. ...........................    196,550
                                                                   ----------
                          HEALTH CARE PLANS - 5.5%
 3,000     *Health Net, Inc. .....................................     98,100
 5,000     *Humana, Inc. .........................................    111,650
                                                                   ----------
                                                                      209,750
                                                                   ----------
                              INSURANCE - 5.7%
 2,000      Leucadia National Corp. .............................      85,000
 4,000      Principal Financial Group, Inc. .....................     132,440
                                                                   ----------
                                                                      217,440
                                                                   ----------
                     MEDICAL EQUIPMENT & SUPPLIES - 7.3%
 5,000     *Alaris Medical, Inc. ................................      79,550
 2,000     *Saint Jude Medical, Inc. ............................     126,680
 3,000     *STERIS Corp. ........................................      69,390
                                                                   ----------
                                                                      275,620
                                                                   ----------
                  MOVIE/TV PRODUCTION & DISTRIBUTION - 3.7%
 2,000     *Pixar Inc. ..........................................     140,220
                                                                   ----------

                              PACKAGING - 1.5%
 1,000      Ball Corp. ..........................................      55,950
                                                                   ----------
                           PHARMACEUTICALS - 6.8%
 4,500      Mylan Labortories, Inc. .............................	    113,940
 2,000     *Pharmaceuticals Resources, Inc. .....................     145,160
                                                                   ----------
                                                                      259,100
                                                                   ----------

 Shares                                                              Value
--------                                                           ----------
                     PHARMACEUTICALS DISTRIBUTION - 1.6%
 1,000      Cardinal Health, Inc. ...............................  $   61,140
                                                                   ----------
                             REAL ESTATE - 6.6%
 1,500      LNR Property Corporation ............................      66,375
10,000      United Dominion Realty Trust, Inc. ..................     184,500
                                                                   ----------
                                                                      250,875
                                                                   ----------
                             RESTAURANTS - 5.7%
 4,000     *P.F. Chang's China Bistro, Inc. .....................     215,920
                                                                   ----------
                           RETAIL SPECIALTY - 2.3%
 5,000     *Movie Gallery, Inc. .................................      88,450
                                                                   ----------
                   SCIENTIFIC & TECHNICAL EQUIPMENT - 3.7%
 3,000     *Dionex Corp. ........................................     140,940
                                                                   ----------
                          STAFFING SERVICES - 1.8%
 2,000      CDI Corp. ...........................................      67,800
                                                                   ----------
                          TECHNICAL SERVICES - 3.9%
 3,000     *CACI International Inc., Cl "A" .....................     149,310
                                                                   ----------
                             TOYS & GAMES - 2.1%
 4,000      Mattel, Inc. ........................................      80,960
                                                                   ----------
                       WASTE MANAGEMENT SERVICES- 7.8%
 6,000     *Stericycle Inc. .....................................     296,400
                                                                   ----------

Total Value of Common Stocks (Cost $1,852,449) ..................   3,581,001
                                                                   ----------

Principal
 Amount
---------
                        SHORT-TERM INVESTMENTS- 5.3%
$ 200M      U.S. Treasury Bill 0.69% due 12/04/2003
              (Cost $199,988) ...................................     199,988
                                                                   ----------


Total Value of Investments (Cost $2,052,437) .............. 99.6%   3,780,989

Other Assets, less Liabilities ............................  0.4       15,077
                                                           -----   ----------
Net Assets ................................................100.0%  $3,796,066
                                                           =====   ==========

* Non-income producing security

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2003

ASSETS
   Investments in securities, at value
     (identified cost $2,052,437) (Note 1A)....                    $3,780,989
   Cash........................................                        21,783
   Other assets................................                         2,522
                                                                   ----------
     TOTAL ASSETS..............................                     3,805,294


LIABILITIES
   Payable for capital shares redeemed.........           2,005
   Accrued advisory and administrative fees....           3,165
   Other accrued expenses......................           4,058
                                                     ----------
     TOTAL LIABILITIES.........................                         9,228
                                                                   ----------
NET ASSETS.....................................                    $3,796,066
                                                                   ==========


NET ASSETS CONSIST OF:
   Capital paid in.............................                   $2,050,894
   Accumulated net realized gain on investments                       16,620
   Net unrealized appreciation in value of
     investments...............................                    1,728,552
                                                                  ----------
     NET ASSETS for 252,818 shares outstanding                    $3,796,066
                                                                  ==========

SAMPLE PRICE COMPUTATION
   Net asset value per share
     ($3,796,066 / 252,818 shares).............                       $15.02
   Sales commission:  8 1/2% of offering price*                         1.40
                                                                      ------
   Offering price (adjusted to nearest cent) ..                       $16.42
                                                                      ======
   Redemption price............................                       $15.02
                                                                      ======

*On purchases of $10,000 or more the offering price is reduced.

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2003

INVESTMENT INCOME
    Dividends..................................$ 22,133
    Interest...................................   4,092
                                               --------
          TOTAL INCOME.........................              $ 26,225

EXPENSES (Note 4):
    Transfer agent and dividend disbursing
         agent's fees and expenses............   25,788
    Investment advisory fee ..................   25,053
    Professional fees.........................   24,316
    Registration fees.........................   10,821
    Administrative fee........................    8,351
    Custodian fees............................    4,757
    Reports and notices to shareholders.......    4,702
    Fund accounting agent's fees..............    4,435
    Other expenses............................    5,073
                                               --------
          TOTAL EXPENSES......................  113,296
          Less: Fees paid indirectly..........      522
                                               --------
          Net expenses........................                112,774
                                                             --------

          Investment income-net...............                (86,549)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 3):
    Net realized gain on investments...........  16,809
    Net unrealized appreciation of
        investments............................ 805,352
                                               --------
          Net gain on investments..............               822,161
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.................................              $735,612
                                                             ========

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS - YEARS ENDED NOVEMBER 30, 2003 AND 2002

                                                       2003          2002
                                                    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS
   Net investment loss............................    ( 86,549)   $  (84,835)
   Net realized gain on investments...............      16,809       137,638
   Net unrealized appreciation (depreciation)
     of investments...............................     805,352      (272,314)
                                                    ----------    ----------
     Net increase (decrease) in net assets
        resulting from operations.................     735,612      (219,511)
                                                    ----------    ----------

  DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on investments
    ($.53 and $1.50 per share, respectively)......    (137,228)     (351,956)

  CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting
     from capital share transactions (Note 2).....    ( 96,926)      369,617
                                                    ----------    ----------
     Net increase (decrease) in net assets........    (501,458)     (201,850)


NET ASSETS
  Beginning of year...............................   3,294,608     3,496,458
                                                    ----------    ----------
  End of year.....................................  $3,796,066    $3,294,608
                                                    ==========    ==========

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Eagle Growth Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund's investment objective is to achieve growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation - securities listed on national exchanges or the NASDAQ National Market are valued at the closing sales price on November 28, 2003. Short-term obligations are stated at amortized cost which approximates fair value.

    B. Federal Income Taxes - no provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

    C. Distributions to Shareholders - the Fund distributes its net investment income, if any, and net realized gains annually. Income and capital gain distributions which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

    D. Use of Estimates - the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual amounts could differ from those estimates.

    E. Other - security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

2. CAPITAL STOCK
    As of November 30, 2003, 10,000,000 shares of $0.10 par value capital stock were authorized. Transactions in capital stock were as follows:

                                    2003                   2002
                            --------------------   --------------------
                             Shares      Amount     Shares      Amount
                            --------   ---------   --------   ---------

Capital stock sold.........   18,037   $ 228,459     20,386   $  281,070
Capital stock issued in
   reinvestment of
   distributions...........   11,265     133,382     23,936      339,645
Capital stock redeemed.....  (36,414)   (458,767)  ( 18,509)   ( 251,098)
                            --------   ----------  --------   ----------
  Net increase (decrease)..  ( 7,112)   ( 96,926)    25,813   $  369,617
                            ========   ==========  ========   ==========

                           EAGLE GROWTH SHARES, INC.

3. PURCHASES AND SALES OF SECURITIES
    For the year ended November 30, 2003, purchases and sales of securities, other than United States Government obligations and short-term notes, aggregated $926,786 and $1,246,746 respectively.

    At November 30, 2003, the cost of investments for Federal income tax purposes was $2,052,437. Accumulated net unrealized appreciation on investments was $1,728,552 consisting of $1,746,477 gross unrealized appreciation and $17,925 gross unrealized depreciation.

4. INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES
    Baxter Financial Corporation (BFC) is the investment advisor and the administrator of the Fund.

    As investment advisor, BFC supervises the Fund's investments on a continuous basis and provides the Fund with investment advice and recommendations for an annual fee equal to .75% of the first $200 million of net assets, .625% of net assets between $200 million and $400 million, and .50% of net assets in excess of $400 million.

    As the Fund's administrator, BFC is responsible for providing overall supervision of the Fund's administrative operations and receives an annual fee of .25% of the average net assets of the Fund.

    Both the investment advisory fee and the administrative fee are payable monthly, based on month-end net asset values of the Fund.

    BFC also serves as the underwriter of the Fund. For the year ended November 30, 2003, BFC received $458 in commissions from the sale of Fund shares.

    During the year ended November 30, 2003, directors of the Fund who are not affiliated with BFC received directors' fees aggregating $1,400 and the Fund's custodian provided credits in the amount of $522 against custodian charges based on the uninvested cash balances of the Fund.

5. YEAR-END DISTRIBUTION
    Realized gains from security transactions are distributed to shareholders in December following the end of the Fund's fiscal year. A distribution of $.065 per share from realized gains was declared on December 8, 2003. The distribution is payable on December 29, 2003 to shareholders of record on December 26, 2003.

    The tax character of distributions paid during the years ended November 30, 2003 and 2002 was entirely from long-term capital gains. As November 30, 2003, the components of distributable earnings on a tax basis were the same as the book basis.

                           EAGLE GROWTH SHARES, INC.

OFFICERS AND DIRECTORS

The names, ages, length of service, principal business occupations for at least the past five years and other directorships of the officers and Directors of the Fund are listed below. In most cases, more than five years of business experience is included in order to present shareholders with a better awareness of the Directors' experience. All officers and Directors hold identical positions with Philadelphia Fund Inc., a registered investment company also advised by Baxter Financial Corporation, and with the Fund. The Directors do not serve a specified term of office. Each Director will hold office until the termination of the Fund or his resignation, retirement, incapacity, removal or earlier death. The address of each Director and officer is 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432. Additional information about the Board is available in the Fund's Statement of Additional Information which can be obtained free of charge by calling
(800) 749-9933.


INDEPENDENT DIRECTORS

Thomas J. Flaherty          Director (since 1989)                    Age:(79)
                            Audit Committee Member (since 2001)

Retired. Formerly, Executive Vice President, Philadelphia Fund, Inc.; formerly, President, Eagle Growth Shares, Inc.; formerly, President and Director, Universal Programs, Inc. and Eagle Advisory Corporation (investment advisors); formerly, Partner Fahnestock & Co., Inc. (securities brokerage).


Kenneth W. McArthur         Director (since 1987)                    Age:(68)
                            Audit Committee Chairman (since 2001)

Chairman, Shurway Capital Corp. (private investment company); Trustee, BMO Mutual Funds (Canadian registered investment company); Trustee & Investment Committee Member, Canada Post Pension Fund; Director, Fahnestock Viner Holdings, Inc. (financial services holding company); formerly, Vice President and Director, Nesbitt Investment Management; formerly, President, Chief Executive Officer, and Director, Fahnestock & Co., Inc. (securities brokerage); formerly, Senior Vice President and Chief Financial Officer, Nesbitt Thomson Inc. (holding company).


Robert L. Meyer             Director (since 1989)                    Age:(63)
                            Audit Committee Member (since 2001)

President, Ehrlich Meyer Associates, Inc. (investment management); formerly, Principal Officer, Convergent Capital Corporation (holding company); formerly, Director, Vice President, and Senior Vice President, Fahnestock & Co., Inc. (securities brokerage).

                          EAGLE GROWTH SHARES, INC.

Donald P. Parson            Director (since 1987)                   Age:(62)
                            Audit Committee Member (since 2001)

Counsel, Satterlee Stephens Burke & Burke LLP; Director, Home Diagnostics, Inc. (medical device company); Chairman of the Board, Syracuse University College of Law; formerly, Partner, Parson & Brown, Attorneys at Law; formerly, Director, ITSN, Inc. (interactive satellite kiosks); formerly, Partner, Whitman & Ransom, Attorneys at Law.


INTERESTED DIRECTORS & OFFICERS

Donald H. Baxter            Director and President (since 1989)      Age:(60)

Director, President, and Treasurer, Baxter Financial Corporation; Director and President, Universal Programs International Limited (distributor); formerly, Director, Sunol Molecular Corp. (biotechnology); formerly, Director, Great Eastern Bank; formerly, Director, Frost Hanna Capital Group (publicly registered acquisition company); formerly, Managing Member, Crown Capital Asia Limited Liability Company (private investment company); formerly, Managing Member, Baxter Biotech Ventures Limited Company (private investment company); formerly, Portfolio Manager, Nesbitt Thomson Asset Management Inc.

Ronald F. Rohe              Vice President, Secretary,               Age:(60)
                            and Treasurer (since 1990)

Chief Operating Officer and Marketing Director, Baxter Financial Corporation; Secretary, Universal Programs International Limited (distributor); formerly, registered representative, Paine Webber Incorporated.

                            EAGLE GROWTH SHARES, INC.


                              FINANCIAL HIGHLIGHTS
        (For a Share of Capital Stock Outstanding Throughout Each Year)



                                               Year Ended November 30,
                                     -------------------------------------------
SELECTED PER SHARE DATA               2003     2002     2001     2000     1999
-----------------------              ------   ------   ------   ------   ------


Net Asset Value,
   Beginning of Year...............  $12.67   $14.93   $12.19   $12.60   $12.95
                                     ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).......   (0.34)   (0.33)   (0.33)   (0.14)    0.02
Net Realized & Unrealized Gain
  (Loss) on Investments............    3.22    (0.43)    3.07     0.60     0.24
                                     ------   ------   ------   ------   ------
Total From Investment Operations...    2.88    (0.76)    2.74     0.46     0.26
                                     ------   ------   ------   ------   ------
LESS DISTRIBUTIONS FROM:
Net Investment Income..............    --       --       --       0.02     --
Net Realized Gains.................    0.53     1.50     --       0.85     0.61
                                     ------   ------   ------   ------   ------
Total Distributions................    0.53     1.50     --       0.87     0.61
                                     ------   ------   ------   ------   ------

Net Asset Value, End of Year.......  $15.02   $12.67   $14.93   $12.19   $12.60
                                     ======   ======   ======   ======   ======

TOTAL RETURN*(%)...................   23.85    (6.17)   22.48     3.56     2.08
-------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Year
  (in thousands)...................  $3,796   $3,295   $3,496   $2,874   $2,906

Ratio to Average Net Assets:
  Expenses (%).....................    3.39     3.23     3.44     3.10    3.01
  Net Income (Loss) (%)............   (2.59)   (2.40)   (2.25)   (1.13)   0.23

Portfolio Turnover Rate (%)........      33       84       55       56      95

* Calculated without sales charge.
(a) Annualized
                      See notes to financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of
Directors of Eagle Growth Shares, Inc.

We have audited the accompanying statement of assets and liabilities of Eagle Growth Shares, Inc., including the portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended November 30, 2003 and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eagle Growth Shares, Inc. at November 30, 2003, and the results of its operations, changes in its net assets and financial highlights for the years presented, in conformity with U.S. generally accepted accounting principles.


                                       BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
December 19, 2003 (Except for Note 5 as
to which the date is December 29, 2003)

                           EAGLE GROWTH SHARES, INC.

EAGLE GROWTH SHARES, INC.
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 (561) 395-2155


INVESTMENT ADVISOR, ADMINISTRATOR AND UNDERWRITER
BAXTER FINANCIAL CORP.,
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432


CUSTODIAN
U.S. BANK, N.A., 425 Walnut Street, Cincinnati, OH 45202


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110, Indianapolis, IN 46206-6110

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP, Philadelphia, PA


AUDITORS
BRIGGS, BUNTING & DOUGHERTY, LLP, Philadelphia, PA

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       Eagle Growth Shares, Inc.
       1200 North Federal Highway
[LOGO] Suite 424
       Boca Raton, FL 33432
       (561) 395-2155

                                            [LOGO]

OFFICERS                                    EAGLE
Donald H. Baxter                            GROWTH
  Chairman and President                    SHARES, INC.
Ronald F. Rohe
  Vice President/Secretary/Treasurer

ADMINISTRATIVE STAFF
Keith A. Edelman
  Director of Operations
Diane M. Sarro
  Director of Shareholder Services


DIRECTORS
Donald H. Baxter
Thomas J. Flaherty
Kenneth W. McArthur
Robert L. Meyer
Donald P. Parson
                                                         ANNUAL
                                                         REPORT

                                                    NOVEMBER 30, 2003

You will find important information
about EAGLE GROWTH SHARES, INC. - its
investment policy and management, past
record, the method of calculating
the per-share net asset value and the
sales commission included in the public
offering price - in the current
prospectus. This report is submitted
for the general information of the
Fund's shareholders. It is not
authorized for distribution to
prospective investors unless preceded
or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

        The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        The registrant's Board of Directors has determined that Mr. Kenneth W. McArthur meets the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Mr. McArthur is an "independent" member of the Audit Committee as defined in the instructions to Form N-CSR. Mr. McArthur also serves as the Audit Committee Chairman.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not required at this time - effective only for annual reports with periods ending on or after December 15, 2003.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the registrant's disclosure controls and procedures ("Procedures") as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that the information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

         (a)(1) The registrant's Code Of Business Ethics for Principal Executive and Financial Officers required by Item 2(a) is attached as an exhibit hereto.

         (a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


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                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  January 27, 2004
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date  January 27, 2004
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -------------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date  January 27, 2004
    ---------------------

* Print the name and title of each signing officer under his or her signature.